Derivative and Hedging Instruments - Balances in Net Investment Hedge Reserve (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Total	$ 5,885	$ 7,327
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Balances in the foreign currency translation reserve for continuing hedges	(200)	(561)
Balances remaining in the net investment hedge reserve on de-designated hedges	0	0
Total	$ (200)	$ (561)